Wells Fargo Funds Trust
Registration Nos. 333-74295; 811-09253

CERTIFICATE PURSUANT TO
17 C.F.R. 230.497(j)

            The undersigned hereby certifies on behalf of Wells Fargo Funds Trust (the "Trust") that the Prospectuses and related Statements of Additional Information describing the Income Funds and WealthBuilder Portfolios of the Trust that would have been filed pursuant to 17 C.F.R. 230.497(c), do not differ materially from the Prospectuses and Statements of Additional Information contained in Post-Effective Amendment No. 66 to the Trust's Registration Statement on Form N-1A filed pursuant to Rule 485(b) on October 1, 2003.

            IN WITNESS WHEREOF, the Trust has caused this certificate to be executed and witnessed in its name and on its behalf by the undersigned on the 9th day of October, 2003.

	Witness:	WELLS FARGO FUNDS TRUST
	By: /s/ Catherine M. Vacca	By: /s/ Christopher R. Bellonzi
Name:	Catherine M. Vacca	Christopher R. Bellonzi
Title:	Assistant Secretary	Assistant Secretary